Significant Accounting Policies - Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2024
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Over the lease terms
Music education equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Furniture and fixtures [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Furniture and fixtures [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Office equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Office equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years